Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2019
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due in 2024	Due after 2024	Total Dec 31, 2019	Total Dec 31, 2018
Senior debt:
Bonds and notes:
Fixed rate	14,317	19,966	9,885	7,896	7,954	17,224	77,243	77,894
Floating rate	4,429	7,212	3,421	1,704	1,356	5,823	23,944	30,495
Subordinated debt:
Bonds and notes:
Fixed rate	1,884	0	0	30	15	3,588	5,517	5,297
Floating rate	167	0	0	1,226	24	0	1,417	1,420
Other	17,291	1,546	773	1,213	1,732	5,797	28,352	36,977
Total long-term debt	38,088	28,724	14,079	12,069	11,080	32,433	136,473	152,083

Fixed and Floating Rate Trust Preferred Securities [text block table]

Trust Preferred Securities[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Fixed rate	976	2,194
Floating rate	1,037	975
Total trust preferred securities	2,013	3,168

[1]Perpetual instruments, redeemable at specific future dates at the Group’s option.